Net Income (Loss) Per Share Attributable to Class A Common Shareholders - Schedule of Weighted Average Potentially Dilutive Shares Excluded from Computation of Diluted Net Income (Loss) Per Share (Details)
6 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	1,304,663
Warrants to purchase shares of Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	1,029,210
RSUs and PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	275,453